Condensed Consolidated Statements of Operations (Unaudited) (USD $) Share data in Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 80,035,000	$ 54,347,000	$ 216,516,000	$ 138,423,000
(Loss) gain on commodity derivatives, net	(499,000)	(946,000)	110,000	3,157,000
Total revenue	79,536,000	53,401,000	216,626,000	141,580,000
Operating expenses:
Purchases of natural gas, NGLs and condensate	57,973,000	41,365,000	162,671,000	100,075,000
Direct operating expenses	8,344,000	5,329,000	20,898,000	11,550,000
Selling, general and administrative expenses	5,157,000	3,246,000	13,748,000	10,101,000
Equity compensation expense	392,000	474,000	1,877,000	1,272,000
Depreciation, Depletion and Amortization	7,880,000	5,504,000	22,271,000	15,722,000
Depreciation and accretion expense	6,500,000		18,900,000
Total operating expenses	79,746,000	55,918,000	221,465,000	138,720,000
Gain on involuntary conversion of property, plant and equipment	0	0	343,000	0
Gain on sale of assets, net	0	4,000	0	121,000
Loss on impairment of property, plant and equipment	0	0	(15,232,000)	0
Operating (loss) income	(210,000)	(2,513,000)	(19,728,000)	2,981,000
Interest expense	(2,636,000)	(1,501,000)	(6,958,000)	(3,083,000)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(2,846,000)	(4,014,000)	(26,686,000)	(102,000)
Income Tax Expense (Benefit), Continuing Operations	214,000		589,000
Income Tax Expense (Benefit)	247,000	0	662,000	0
Net loss before income tax benefit	(2,632,000)	(4,014,000)	(26,097,000)	(102,000)
Income (loss) from operations of disposal groups	91,000	(12,000)	(1,766,000)	94,000
Net loss	(2,541,000)	(4,026,000)	(27,863,000)	(8,000)
Less: Comprehensive income attributable to noncontrolling interests	190,000	249,000	533,000	249,000
Other income (expenses):
Net loss attributable to the Partnership	(2,731,000)	(4,275,000)	(28,396,000)	(257,000)
General partner's interest in net loss	(221,000)	(85,000)		(5,000)
Limited partners' interest in net loss	$ (2,510,000)	$ (4,190,000)	$ (27,202,000)	$ (252,000)
Limited partners’ net (loss) income from continuing operations per unit (basic)	(0.82)	(0.46)	(5.54)	(0.04)
Limited partners’ net (loss) income per unit (basic)	(0.80)	(0.46)	(5.73)	(0.03)
Income (loss) from discontinued operations	6,663	9,108	8,334	9,103